Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Contractual Obligation Fiscal Year Maturity [Line Items]
Total		$ 692,026	$ 675,738
Remainder of 2019		80,620
2020		90,526
2021		170,874
2022		311,704
2023		214,200
Thereafter		63,537
Total		931,461
Office operating leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2019		745
2020		1,276
2021		1,124
2022		93
Total		3,238
Marine Export Terminal capital contributions [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2019	[1]	45,000
2020	[1]	19,500
Total	[1]	64,500
Secured term loan facilities and revolving credit facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Remainder of 2019		34,875
2020		69,750
2021		69,750
2022		311,611
2023		142,503
Thereafter		63,537
Total		692,026
2017 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2021		100,000
Total		100,000
2018 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023	[2]	71,697
Total	[2]	$ 71,697

[1]	On July 9, 2019, the Company made a capital contribution of $12.5 million, reducing the remaining contributions required for 2019 from $45.0 million to $32.5 million for our portion of the capital cost for the construction of the Marine Export Terminal.
[2]	The Company has NOK 600 million of 2018 Bonds that mature in 2023 issued in the Norwegian Bond market (see Note 7—Senior Secured Bond). The Company has entered into a cross-currency interest rate swap agreement, to swap all interest and principal payments of the 2018 Bonds into U.S. Dollars, with the interest payments at 6.608% plus 3-month U.S. LIBOR and the transfer of the principal amount fixed at $71.7 million upon maturity in exchange for NOK 600 million (see Note 9 (Derivative Instruments Accounted for at Fair Value) to the unaudited condensed consolidated financial statements).